OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 7,199	$ 5,821
Professional fees	516	128
Non recurring engineering	765	417
Government authorities	4	261
Other payables	2,054	1,339
Total	$ 10,538	$ 7,966